K&L|GATES                                        K&L Gates LLP
                                                 1601 K Street NW
                                                 Washington, DC 20006-1600

                                                 T 202.778.9000  www.klgates.com


October 20, 2008


VIA EDGAR


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

         Neuberger Berman Equity Funds
         --Neuberger Berman Convergence Fund
         --Neuberger Berman Dividend Fund
         --Neuberger Berman Energy Fund
         --Neuberger Berman Research Opportunities Fund
           Trust Class
         File Nos. 002-11357; 811-00582

         Re:  Request for Selective Review for Post-Effective Amendment No. 138
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Ladies and Gentlemen:

     Transmitted herewith for filing on behalf of Neuberger Berman Equity Funds ("Registrant"), pursuant to the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 138 to the Registrant's Registration Statement on Form N-1A ("PEA 138") on behalf of its series listed above. PEA 138 includes the Trust Class prospectus ("Prospectus") and the statement of additional information ("SAI"), all relating to the Registrant's issuance of the Trust Class shares of the above-named series of the Registrant. This transmission includes a conformed signature page signed by power of attorney for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

     The primary purposes of this filing are to reflect changes to the investment strategies for the Neuberger Berman Research Opportunities Fund to make it "sector neutral" and to reflect changes to the ratings used by the research analysts as part of the investment strategies for Neuberger Berman Dividend Fund and Neuberger Berman Research Opportunities Fund. This filing is not intended to affect the prospectus or SAI of any Class of any of the previously registered series of the Registrant.

     Except as noted above and the changes noted below, the following disclosure is substantially the same as disclosure contained in the currently effective registration statement for the Registrant previously reviewed by the Staff: (1) the form of the Prospectuses and SAIs, (2) the Prospectus disclosure entitled "Your Investment" for all Funds, (3) the Prospectus disclosure in the sections entitled "Goal & Strategy" and "Main Risks" and (4) the entire text of the SAIs except the sections entitled "Additional Investment Information - Recent Market Events", "Investment Management and Administration Services - Management and

Control of NB Management and Neuberger Berman" and "Fund Transactions". This disclosure was reviewed by the Staff in the following registration statements of the Registrant filed pursuant to Rule 485(a):

     Post-Effective Amendment No. 119 to the Registrant's registration statement on Form N-1A pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for the Trust Class of Neuberger Berman Equity Income Fund, Neuberger Berman Premier Analysts Fund, Neuberger Berman Premier Convergence Fund, Neuberger Berman Premier Dividend Fund and Neuberger Berman Premier Energy Fund (Accession No. 0000898432-06-000617) (July 24, 2006).

     Post-Effective Amendment No. 136 to the Registrant's registration statement on Form N-1A pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class of Neuberger Berman Emerging Markets Equity Fund (Accession No.
     0000898432-08-000697) (July 25, 2008).

     We also note that the section entitled "Investment Management and Administration Services - Management and Control of NB Management and Neuberger Berman" in the SAI reflects information relating to the potential sale of Neuberger Berman to two private equity firms. This section is subject to change depending on the factual circumstances at the time of the 485(b) filing.

     Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 138. Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 138 will become effective on December 19, 2008. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by November 24, 2008. This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

     Please contact me at (202) 778-9473 or Lori L. Schneider at (202) 778-9305 with any questions or comments you may have. Thank you for your attention.


                                         Sincerely,

                                         /s/ Franklin H. Na

                                         Franklin H. Na